Related Party Balance and Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

14. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Mr. Chan Yuk Ki, Francis, a director of OPS HK.

(b)	Mr. So Siu Lai, a director of OPS HK.

(c)	Mr. Yip Sai Kit, Dicky, a director of OPS HK.

(d)	OPS Holdings Limited, a shareholder of the Company.

(e)	Alpha Generator Limited, a shareholder of OPS Holdings Limited.

(f)	Kin On Engineering (International) Limited, controlled by Alpha Generator Limited.

(g)	Rich Merchant Limited, a shareholder of the Company and controlled by Mr. Tang Ho Wai Howard who is a director of the Company.

(h)	Sannogi Holdings Limited, controlled by Mr. Chan Yuk Ki, Francis, Mr. So Siu Lai and Mr. Yip Sai Kit, Dicky.

(i)	Sannogi Engineering Consultants Limited, controlled by Mr. Chan Yuk Ki, Francis, Mr. So Siu Lai and Mr. Yip Sai Kit, Dicky.

(j)	Ms. Zhang Jiaying, a director of SuperX Investments.

a. Amounts due from related parties

As of June 30, 2025 and 2024, the balance of amounts due from related parties was as follows:

	2025	2024
Amounts due from related parties
Kin On Engineering (International) Limited (f)(1)	$58,599	$58,899
Alpha Generator Limited (e) (2)	4,232	1,280
Rich Merchant Limited (g)(4)	651	—
OPS Holdings Limited (d) (3)	7,192	5,767
Total	$70,674	$65,946

(1)	The balance represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.

(2)	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

(3)	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

(4)	The balance represented the advances to Rich Merchant Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.

b. Prepayments — related parties

As of June 30, 2025 and 2024, the balances of prepayments to related parties were as follows:

	2025	2024
Prepayments – related parties
Sannogi Holdings Limited (h)(1)	$802	$806
Sannogi Engineering Consultants Limited (i)(1)	6,459	6,492
Total	$7,261	$7,298

(1)	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2025.

c. Rental deposits — related parties

As of June 30, 2025 and 2024, the balances of rental deposits paid to related parties were as follows:

	2025	2024
Rental deposits – related parties
Sannogi Holdings Limited (h)(1)	$2,407	$2,420
Sannogi Engineering Consultants Limited (i)(1)	19,376	19,475
Total	$21,783	$21,895

(1)	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.

d. Amounts due to related parties

As of June 30, 2025 and 2024, the balances of amounts due to related parties were as follows:

	2025	2024
Amounts due to related parties
Rich Merchant Limited (g)(1)	$—	$46
Ms. Zhang Jiaying (j)(1)	97,452	—
Mr. Chan Yuk Ki, Francis (a)(1)	25,478	—
Mr. So Siu Lai (b)(1)	25,478	—
Mr. Yip Sai Kit, Dicky (c)(1)	25,477	—
Total	$173,885	$46

(1)	The balance as of June 30, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.

e. Related party transactions

The Company rents office spaces from Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i). For the year ended June 30, 2025, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,705 and $78,100, respectively. For the year ended June 30, 2024, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,668 and $77,801, respectively. For the year ended June 30, 2023, the rental fees paid to Sannogi Holdings Limited (h) and Sannogi Engineering Consultants Limited (i) were $9,643 and $77,602, respectively.

The Company provided management services to Kin On Engineering (International) Limited (f) and received the management fee income of nil, $138,107 and $183,673 for the years ended June 30, 2025, 2024 and 2023, respectively.